Bonds and Loans	12 Months Ended
Mar. 31, 2022
Borrowings [abstract]
Bonds and Loans	Bonds and Loans

	JPY (millions) As of March 31
	2021	2022
Bonds	¥3,532,202	¥3,637,355
Short-term loans	69	285
Long-term loans	1,103,100	707,770
Total	¥4,635,371	¥4,345,410
Non-current	¥4,613,218	¥4,141,418
Current	¥22,153	¥203,993
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2021	As of March 31, 2022	Interest rate (%)
Hybrid subordinated bonds	¥500,000	497,485	498,154	1.720% per annum through October 6, 2024 and 6 month LIBOR(8) + margin (1.750-2.750%) thereafter	June 2079
USD Unsecured Senior Notes	$200	22,084	—	2.450%	January 2022 (1)
2018 EUR Unsecured Senior Notes – variable rate	€750	97,221	101,912	3 month EURIBOR + margin (1.100%)	November 2022
2018 EUR Unsecured Senior Notes – fixed rate	€ 4,500 as of March 31, 2021 € 3,000 as of March 31, 2022	580,805	405,290	2021:1.125-3.000% 2022:2.250-3.000%	November 2026 - November 2030 (3)
2018 USD Unsecured Senior Notes – fixed rate	$3,250	357,296	395,303	4.400-5.000%	November 2023 - November 2028
Unsecured Senior Notes Assumed in Shire Acquisition	$ 5,500 as of March 31, 2021 $ 4,000 as of March 31, 2022	577,426	465,958	2.875-3.200%	September 2023 - September 2026 (6)
Unsecured Senior Notes Assumed in Shire Acquisition	$1,520	167,972	185,998	3.600-5.250%	June 2022 - June 2045 (7)
2020 USD Unsecured Senior Notes – fixed rate	$7,000	768,133	849,391	2.050-3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	463,780	485,985	0.750-2.000%	July 2027 - July 2040
JPY Unsecured Senior Bonds – fixed rate	¥250,000	—	249,364	0.400%	October 2031 (4)
Total		¥3,532,202	¥3,637,355
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2021	As of March 31, 2022	Interest rate (%)
Syndicated Loans 2016	¥200,000	200,000	200,000	0.200–0.300%	April 2023 - April 2026
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	April 2027
USD Syndicated Loans 2017	$1,500	165,538	183,028	6 month LIBOR(8) + 0.500%	April 2027
USD Japan Bank for International Cooperation 2019	$3,700	408,980	—	6 month LIBOR(8) + 0.600%	December 2025 (2) (5)
Other		215,151	211,527
Total		¥1,103,169	¥708,055

On May 17, 2021, Takeda redeemed the remaining 200 million USD of unsecured U.S. dollar-denominated senior notes issued in July 2017 in advance of their original maturity date of January 18, 2022(1). Following this, on June 11, 2021, Takeda prepaid 2,000 million USD of the Japan Bank for International Cooperation loan (“JBIC Loan”) amount of 3,700 million USD (that was entered into on December 3, 2018) in advance of its original maturity date of December 11, 2025(2). On August 10, 2021, Takeda redeemed 1,500 million EUR of unsecured senior notes issued in November 2018 in advance of their original maturity date of November 21, 2022(3). On October 14, 2021, Takeda issued 10-year unsecured senior bonds with an aggregate principal amount of 250 billion JPY and a maturity date of October 14, 2031(4). Following this, on December 13, 2021. Takeda prepaid the remaining 1,700 million USD amount outstanding on the JBIC Loan in advance of its original maturity date of December 11, 2025(5). Furthermore, on March 24, 2022, Takeda redeemed 1,500 million USD of unsecured senior notes issued in September 2016 in advance of their original maturity date of September 23, 2023(6).
On April 23, 2022, Takeda redeemed 219 million USD of unsecured U.S. dollar-denominated senior notes issued in June 2015 in advance of their original maturity date of June 23, 2022(7).
While the transition away from LIBOR as a benchmark rate did not impact the financing rates that were incurred in fiscal year ended March 31, 2022, Takeda will be engaging with its financing partners to determine appropriate reference rates to be used in the future when LIBOR is no longer effective and the underlying debt facilities are required to have an alternative benchmark(8).

In September 2019, Takeda reached an agreement on a commitment facility of 700 billion JPY with various Japanese and non-Japanese banks. The commitment facility has a maturity of September 2026 having been extended by one year at the end of September 2021. The purpose of the commitment facility is for general business use. There were no drawdowns on the 700 billion JPY commitment facility as of March 31, 2021 and 2022, respectively.

There are long-term financing agreements that contain financial covenants, a key one of which requires Takeda’s ratio of consolidated net debt to adjusted EBITDA, as defined in the loan agreements, for the previous twelve-month period to not surpass certain levels as of March 31 and September 30 of each year. Takeda was in compliance with all financial covenants as of March 31, 2021 and 2022, respectively.

In 2017, Takeda entered into USD to JPY cross currency interest rate swap agreements to fix the interest rate for 925 million USD of the floating rate USD Syndicated Loans 2017. In respect of the remaining 575 million USD of the floating rate USD Syndicated Loans 2017, Takeda entered into an interest rate swap agreement to fix the applicable interest rate. Furthermore, in 2020, Takeda entered into USD to JPY cross currency swaps on 1,750 million USD of the fixed rate 2018 USD Unsecured Senior Notes and 4,000 million USD of the fixed rate 2020 USD Unsecured Senior Notes. During the year ended March 31, 2022, Takeda cancelled a USD to JPY cross currency swap for 200 million USD related to the remaining portion of fixed rate USD Unsecured Senior Notes issued in 2017 that were redeemed early on May 17, 2021.